BANK LOANS - Short-term bank loans - Narrative (Details)		12 Months Ended
	Apr. 13, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Apr. 13, 2022 USD ($)
BANK LOANS
Interest rate (as a percent)		8.90%	8.90%
Proceeds from debt		¥ 13,491,481	$ 1,860,560	¥ 10,000,000	¥ 16,020,000
Beijing Rural Commercial Bank
BANK LOANS
Interest rate (as a percent)	4.60%					4.60%
Carrying value of self-owned housing property pledged as collateral	¥ 17,600,000					$ 2,400,000
Beijing Rural Commercial Bank | Short term borrowings one
BANK LOANS
Face amount of debt	¥ 5,600,000
Term of debt	1 year
Beijing Rural Commercial Bank | Short term borrowings two
BANK LOANS
Term of debt	1 year
Proceeds from debt	¥ 4,400,000